Commitments and Contingencies - Bahrain LNG Joint Venture (Detail) $ in Millions		12 Months Ended
	Dec. 02, 2015 USD ($) floating_storage_unit ft³	Dec. 31, 2015 USD ($) floating_storage_unit
Long-term Purchase Commitment [Line Items]
Joint venture ownership percentage		100.00%
Bahrain LNG Joint Venture [Member]
Long-term Purchase Commitment [Line Items]
Joint venture ownership percentage		30.00%
Bahrain LNG Joint Venture [Member] | LNG Receiving and Regasification Terminal [Member]
Long-term Purchase Commitment [Line Items]
Fully built-up cost	$ 872.0
Length of Charter Contract		20 years
Bahrain LNG Joint Venture [Member] | LNG Receiving and Regasification Terminal [Member] | Scenario, Plan [Member]
Long-term Purchase Commitment [Line Items]
Percentage of fully built-up cost, debt financing intended		75.00%
Bahrain LNG Joint Venture [Member] | LNG Receiving and Regasification Terminal [Member] | Maximum [Member]
Long-term Purchase Commitment [Line Items]
Capacity of production facility, per day | ft³	800,000,000
Bahrain LNG Joint Venture [Member] | Modified Vessel [Member] | Daewoo Shipbuilding & Marine Engineering Co. Ltd. [Member]
Long-term Purchase Commitment [Line Items]
Number of floating storage units | floating_storage_unit	1	1
Length of Charter Contract	20 years	20 years
Bahrain LNG Joint Venture [Member] | Pro rata share [Member] | LNG Receiving and Regasification Terminal [Member]
Long-term Purchase Commitment [Line Items]
Proportionate share of the newbuilding installments, net of the existing financing in 2016		$ 115.2
Proportionate share of the newbuilding installments, net of the existing financing in 2017		84.0
Proportionate share of the newbuilding installments, net of the existing financing in 2018		$ 62.4